Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.60%	40.60%	40.60%
Increase income taxes-deferred due to revision of tax law	¥ 386
Deferred income taxes relating to intercompany profits	8,428	7,786
Income tax deferred	642	303	1,362
Deferred tax assets, net	69,529	66,391
Tax loss carry forwards	20,560
Tax loss carryforward subject to expiration	9,290
Tax loss carryforwards not subject to limitation	11,270
Unrecognized tax benefits that would impact effective tax rate	0	0	0
Income tax payable			4,534	6,500
Tax refund			2,807	4,647
From April 1, 2012 to March 31, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	38.00%
After April 1, 2015
Income Taxes [Line Items]
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	35.60%
Asc 740
Income Taxes [Line Items]
Deferred tax assets, net	¥ 61,101	¥ 58,605
Minimum
Income Taxes [Line Items]
Tax loss carry forward expiration	2013
Maximum
Income Taxes [Line Items]
Tax loss carry forward expiration	2021